RIGHT OF USE ASSETS AND LEASE LIABILITIES - Summary of Changes in Right of Use Assets and Lease Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities:
As of the beginning of the year	$ 613,061	$ 1,560,702
Additions	693,629	111,492
Financial restatements	92,903	101,366
Foreign Exchange gain /(losses)	298,857	183,759
Gain on net monetary position	(349,670)	(409,989)
Decrease	0	(589,997)
Payments	(283,220)	(344,272)	$ (432,542)
As of the end of the year	1,065,560	613,061	1,560,702
Right of use assets:
As of the beginning of the year	603,627	1,315,502
Additions	693,629	111,492
Decrease	0	(546,665)
Depreciation	(246,717)	(276,702)
As of the end of the year	$ 1,050,539	$ 603,627	$ 1,315,502